Expense Example, No Redemption - PGIM ESG High Yield Fund	A 1 Year	A 3 Years	C 1 Year	C 3 Years	Z 1 Year	Z 3 Years	R6 1 Year	R6 3 Years
USD ($)	404	995	153	1,953	55	356	42	348